UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number     811-07414

              The Santa Barbara Group of Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

              107 South Fair Oaks Boulevard, Suite 315, Pasadena, CA 91105

(Address of principal executive offices)               (Zip code)

              Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         626-844-1440

Date of fiscal year end:  3/31/05

Date of reporting period:3/31/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SANTA BARBARA GROUP

OF MUTUAL FUNDS

THE BENDER GROWTH FUND

THE MONTECITO FUND

ANNUAL REPORT

MARCH 31, 2005

Letter from SBG Capital Management

After the tremendous twelve months ending March 2004, the markets took a breather for the past twelve months.  Digesting news regarding deflation, inflation, the Presidential election and future moves by the Federal Reserve, the equity markets moved up and down without too much movement overall.  Corporate profits remained robust while consumers and United States government seem overburdened with debt and debt payments.  Oil prices and home values have surged to higher levels while the dollar trended lower.

The Bender Growth Fund is managed by Robert Bender & Associates.  Robert Bender & Associates focuses on companies with superior earnings growth, industry leaders and profitability.  This strategy has been employed by Robert Bender & Associates for over thirty years with successful results.

The Montecito Fund, managed by SBG Capital Management, employs Strategic Wave Asset Allocation Theory (SWAAT) in its stock selection process.  SWAAT addresses an understanding that investment sectors move in and out of favor and it attempts to pinpoint those movements so that assets may be reallocated accordingly.  The aim of such reallocation is to move assets into better performing sectors while avoiding poorer performing sectors.

As we move forward, our goal is to build the most successful mutual fund business in the industry.  This task is impossible to accomplish without our fellow investors.  We always welcome your thoughts on how to improve the business and our service to you.  Please call us any time at (626) 844-1445.  We greatly appreciate your business and support of The Santa Barbara Group of Mutual Funds.

Sincerely,

John P. Odell                                    Steven W. Arnold

The Bender Growth Fund

Dear Shareholder,

Following a very strong fourth quarter for U.S. equity markets, the first quarter of 2005 was characterized by a consolidation of the fourth quarter gains and a resumption of inflation fears. This resulted in an overall performance of –3.31% for the Bender Growth Fund Class C Shares (excluding any sales charges) in fiscal 2005 vs. a gain of 6.69% for the S&P 500 over the same period.  As fears of inflation and higher interest rates crept into the market, growth stocks underperformed verses other asset classes.  Traditionally, in a period of rising interest rates, growth stocks tend to underperform until rates near the end of a tightening cycle.  Below we outline some of the reasons we believe the interest rate tightening cycle may be nearing an end, and that growth assets may once again become favored among investors.

The performance of the Bender Growth Fund in fiscal 2005 was influenced by several different industries.  During this period the economy’s main driver was consumer spending. This spending was the result of lower taxes on consumers as well as mortgage refinancing.  Corporate capital spending, which is the traditional driver of technology related purchases, remained inconsistent as compliance with Sarbanes Oxley regulations occupied the majority of capital budgets.  The best performing areas for the Bender Growth Fund in this environment were consumer retail, biotechnology, and companies related to corporate compliance services.  The worst performing areas for the fund were industries that are reliant on corporate capital expenditures such as telecommunications and technology infrastructure.

While the past fiscal year has produced several headwinds for growth equities, we believe that the consolidation remains normal for this phase of the market cycle.  As the market continues to evaluate the balance between inflation and growth we believe growth equities will gradually come back into favor, as investors better understand that the risk of rampant inflation remains low.

The primary reasons behind renewed inflation worries are the Federal Reserve’s campaign of increasing short-term interest rates and rising oil prices. Concerns over potential inflation are somewhat ironic as one year ago the main concern was that of deflation.  While there are some examples of inflation cropping up in sectors of the economy, outright inflation remains more of a perception than reality at this point.  Many have criticized current monetary policy as being too generous, yet the Federal Reserve continues to be as close to their stated objective of price stability as they have been in a generation.  With short-term interest rates now at 2.75% and inflation running at approximately 3%, the spread between these two factors is approaching levels where the Federal Reserve has historically ended their tightening cycles.

Regarding the price of oil, most commentary has focused on the inflationary aspects of higher oil prices as many goods and services are dependent on oil as a raw material or essential to the transport of goods.  What is often forgotten is that higher oil prices are the same as a “tax” on business and consumers, and these higher prices are helping the Federal Reserve in their move towards a more restrictive monetary policy.  If oil prices were to remain at current levels for the balance of the year, nominal GDP would be impacted by approximately 0.7%.  As a percentage of overall GDP, oil stands at approximately 2.8%.  While this is higher than it has been in years, oil reached approximately 9% of GDP in the 1970’s oil shock.  The diversification of the U.S. economy from industry towards technology and services makes it unlikely that oil will ever impact nominal GDP as it did in the 1970s.  Given the balance of both inflationary and deflationary inputs currently affecting the U.S. economy, the Federal Reserve might be closer to the end of their interest rate tightening cycle than many currently believe. This would be a very positive development for equity prices as they currently anticipate a continuation of rising interest rates.  As always, thank you for your continued support of the Bender Growth Fund.

Sincerely,

Robert L. Bender                                                           Reed G. Bender

The Montecito Fund

Dear Fellow Shareholders:

As manager to the Montecito Fund, we utilize Strategic Wave Asset Allocation Theory (SWAAT) in our portfolio management style.  SWAAT focuses on negative correlations within asset classes, attempts to identify asset classes currently in favor and allocate assets accordingly.  SWAAT methodology recognizes both positive and negative correlations that exist in the investment markets.  Correlations, negative and positive, play a huge role in investment management.  Within an asset class, it is possible to identify negatively correlated securities.  Imagine a teeter-totter.  There always seems to be an asset in favor or out of favor at any point in time.  SWAAT seeks to identify these positive and negative correlations.

During fiscal year 2004, SWAAT correctly identified small-cap value, mid-cap growth and large-cap value as the sectors to invest assets.  As we entered calendar year 2005, small-cap value fell out of favor and large-cap value stocks, especially those with steady dividends, emerged as a clear favorite.  Investments were made accordingly.  Our performance lagged the S&P 500 for the past twelve months with a return of 2.30% (excluding any sales charge) versus 6.69% for the S&P 500 and outperformed the Nasdaq that gained .83%.

During the previous twelve months, SWAAT correctly identified that the volatility of the portfolio should be decreased so as to better protect client assets in an indecisive stock market.  SWAAT identifies securities that are negatively correlated and identifies which of the negatively correlated securities are in favor. Currently, SWAAT has lowered the volatility of the portfolio.  SWAAT is finding the current market direction unclear and has determined that it is better to play it safe at this time.  The dividend yield of the portfolio has substantially risen during the past year as this defensive posture has emerged.

Our ultimate goal is to create a portfolio that allows individual investors to deploy their hard-earned dollars without having to worry about the market’s direction.  Thank you very much for your business!

Sincerely,

John P. Odell                                    Steven W. Arnold

The Bender Growth Fund

Growth of $10,000 From Commencement of Operations*

Through March 31, 2005

Performance Summary – For Periods Ended March 31, 2005

                                                                                                                                             Annualized Since

                                                                            1 Year               5 Years Annualized               Inception*

The Bender Growth Fund:

Class A Shares:

Without Sales Charges                                -2.18%                        -11.14%                       14.45%

With Sales Charges (1)                                -7.81%                        -12.19%                      13.41%

Class C Shares:

Without Sales Charges                                -3.31%                        -12.25%                       10.86%

With Sales Charges (2)                                -4.28%                        -12.25%                      10.86%

Class Y Shares                                                     -2.32%                        -11.36%                      11.94%

S&P 500                                                                 6.69%                          -3.16%                         7.25%

(1) Adjusted for initial maximum sales charge of 5.75%.

(2) Adjusted for contingent deferred sales charge of 1% for redemptions occurring within one year of purchase.

*Class C and Class Y commenced operations on December 10, 1996. Class A commenced operations on October 1, 1998.  S&P 500 performance information is since December 10, 1996.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares.

The Bender Growth Fund

Investment Performance For Periods Ended March 31, 2005

(1)     Performance figure shown here is representative of the period from December 10, 1996 to March 31, 2005.

(2)     Commenced operations October 1, 1998.

(3)     Commenced operations December 10, 1996.

  *     Adjusted for initial maximum sales charge of 5.75%.

 **    Adjusted for contingent deferred sales charge of 1%.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares.

Portfolio Holdings By Industry

The Montecito Fund

Growth of $10,000 From Commencement of Operations*

Through March 31, 2005

Performance Summary – For Periods Ended March 31, 2005

                                                                                                                    Annualized Since

                                                                                   1 Year                             Inception*

The Montecito Fund:

Without Sales Charges                                        2.30%                                1.31%

With Sales Charges (1)                                        -3.58%                              -0.68%

S&P 500                                                                        6.69%                                3.89%

(1) Adjusted for initial maximum sales charge of 5.75%.

*  The Montecito Fund commenced operations on April 15, 2002

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares.

The Montecito Fund

Investment Performance For Periods Ended March 31, 2005

(1)  Performance figure shown here is representative of the period from April 15, 2002 to March 31, 2005.

(2)  Commenced operations April 15, 2002.

*   Adjusted for initial maximum sales charge of 5.75%.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares.

Portfolio Holdings By Industry

FUND EXPENSES (Unaudited)                                                                                                                                                                                                                                                    March 31, 2005

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses:  The first section of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges on redemptions.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (9/30/04)	Ending Account Value (3/31/05)	Expense Ratio (Annualized)	Expenses Paid During the Period* (10/1/04-3/31/05)
Bender Growth Fund
Actual:
Class A	$1,000	$1,107.94	1.85%	$9.72
Class Y	1,000	1,107.08	2.01%	10.56
Class C	1,000	1,101.42	3.04%	15.93
Hypothetical (5% return before expenses):
Class A	$1,000	$1,015.71	1.85%	$9.30
Class Y	1,000	1,014.91	2.01%	10.10
Class C	1,000	1,009.77	3.04%	15.23

FUND EXPENSES (Unaudited) (Continued)                                                                                                                                                                                                                            March 31, 2005

	Beginning Account Value (9/30/04)	Ending Account Value (3/31/05)	Expense Ratio (Annualized)	Expenses Paid During the Period* (10/1/04-3/31/05)
Montecito Fund
Actual	$1,000	$1,040.65	1.19%	$6.05
Hypothetical (5% return before expenses)	1,000	1,019.00	1.19%	5.99

                                                                 *Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Santa Barbara Group of Mutual Funds
Bender Growth Fund
SCHEDULE OF INVESTMENTS		March 31, 2005

		Market
Security	Shares	Value
COMMON STOCK - 97.71%
Commercial Services - 1.01%
Paychex, Inc.	9,220	$ 302,600

Communications - 12.59%
Broadcom Corp., Class A*	40,000	1,196,800
Cisco Systems, Inc. *	62,408	1,116,479
QUALCOMM, Inc.	40,200	1,473,330
		3,786,609
Computer Services - 21.87%
Check Point Software Technologies Ltd. *	69,240	1,505,277
Cognizant Technology Solutions Corp. *	20,000	924,000
Network Appliance, Inc. *	52,320	1,447,171
Synopsys, Inc. *	37,700	682,370
VeriSign, Inc. *	70,380	2,019,906
		6,578,724
Computer Systems - 2.31%
Brocade Communications Systems, Inc. *	117,600	696,192

Electronic Equipment - 2.04%
Power-One, Inc. *	126,000	612,360

Internet - 6.85%
eBAY, Inc. *	37,060	1,380,856
Yahoo!, Inc. *	20,000	678,000
		2,058,856
Medical - 9.70%
Advanced Neuromodulation Systems, Inc. *	15,000	402,150
Amgen, Inc. *	18,800	1,094,348
Genentech, Inc. *	14,000	792,540
Kyphon, Inc. *	25,000	629,250
		2,918,288
Pharmaceutical - 6.30%
Connetics Corp. *	22,000	556,380
Gilead Sciences, Inc. *	37,400	1,338,920
		1,895,300

The Santa Barbara Group of Mutual Funds
Bender Growth Fund
SCHEDULE OF INVESTMENTS - Continued		March 31, 2005

		Market
Security	Shares	Value
Retail-Electronics - 1.16%
CDW Corp.	6,180	$ 350,282

Retail-Restaurant/Specialty - 15.07%
P.F. Chang's China Bistro, Inc. *	21,950	1,312,610
Panera Bread Co., Class A *	14,000	791,420
Starbucks Corp. *	27,920	1,442,347
The Cheesecake Factory, Inc. *	27,800	985,510
		4,531,887
Retail-Other - 18.59%
Aeropostale, Inc. *	22,000	720,500
Bed Bath & Beyond, Inc. *	30,940	1,130,548
Chico's FAS, Inc. *	70,500	1,992,330
Kohl's Corp. *	18,685	964,707
Staples, Inc.	24,900	782,607
		5,590,692
Semiconductors - 0.22%
HPL Technologies, Inc. *	89,500	67,125

TOTAL COMMON STOCK
(Cost - $22,921,231)		29,388,915

SHORT TERM INVESTMENT - 0.04%
Bank of New York Hamilton Fund- Premier Shares, 2.47%
(Cost - $10,457)	10,457	10,457

Total Investments - 97.75%
(Cost - $22,931,688)		29,399,372
Other Assets less Liabilities - 2.25%		676,877
NET ASSETS - 100.00%		30,076,249

*Non-income producing security.

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS		March 31, 2005

		Market
Security	Shares	Value
COMMON STOCK - 89.44%
Banks - 8.73%
Bank of America Corp.	180	$ 7,938
Citigroup, Inc.	170	7,640
		15,578
Chemicals - 5.23%
Dow Chemical Co.	187	9,322

Communications - 4.11%
QUALCOMM, Inc.	200	7,330

Computer Services - 2.74%
VeriSign, Inc.*	170	4,879

Conglomerates - 3.20%
Berkshire Hathaway, Inc., Class B*	2	5,712

Electronics - 10.98%
Dionex Corp.*	170	9,265
Woodward Governor Co.	144	10,325
		19,590
Insurance - 5.64%
Erie Indemnity Co.	193	10,059

Medical - 13.04%
Bristol-Myers Squibb Co.	360	9,166
Covance, Inc.*	296	14,092
		23,258
Metal - 1.91%
Alcan, Inc.	90	3,413

Oil & Gas - 9.12%
Royal Dutch Petroleum Co.	155	9,306
Valero Energy Corp.	95	6,961
		16,267
Real Estate Investment Trust - 5.30%
Equity Office Properties Trust	314	9,461
The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS - Continued		March 31, 2005

		Market
Security	Shares	Value
Retail- Other - 5.39%
Chico's FAS, Inc.*	340	$ 9,608

Retail- Specialty - 4.96%
Ritchie Bros. Auctioneers, Inc.	280	8,848

Technology - 3.04%
SanDisk Corp.*	195	5,421

Tobacco - 6.05%
Altria Group, Inc.	165	10,789

TOTAL COMMON STOCK
(Cost - $146,201)		159,535

SHORT TERM INVESTMENT - 4.76%
Bank of New York Hamilton Fund- Premier Shares, 2.47%
(Cost - $8,500)	8,500	8,500

Total Investments - 94.20%
(Cost - $154,701)		168,035
Other Assets less Liabilities - 5.80%		10,344
NET ASSETS - 100.00%		$ 178,379

*Non-income producing security.

The Santa Barbara Group of Mutual Funds
STATEMENTS OF ASSETS AND LIABILITIES		March 31, 2005

	Bender	Montecito
	Growth Fund	Fund
Assets:
Investments in Securities at Market Value
(identified cost $22,931,688 and $154,701,
respectively) (Note 2)	$ 29,399,372	$ 168,035
Cash	-	10,358
Receivables:
Securities Sold	765,042	-
Dividends and Interest	7,366	469
Other Assets	2,086	-
Total Assets	30,173,866	178,862

Liabilities:
Capital Stock Redeemed	6,202	-
Accrued Distribution Fees (Note 5)	42,255	337

Due to Advisor (Note 3)	13,069	46
Accrued Expenses and Other Liabilities	36,091	100
Total Liabilities	97,617	483

Net Assets	$ 30,076,249	$ 178,379

Class A Shares and Montecito Fund Shares (Note 1):
Net Assets (Unlimited shares of $0.001 par beneficial
interest authorized; 164,829 and 17,424 shares
outstanding, respectively)	$ 3,773,324	$ 178,379

Net Asset Value and Redemption Price Per Class A Share
($3,773,324/164,829 shares and $178,379/17,424 shares,
respectively)	$ 22.89	$ 10.24

Offering Price Per Share ($22.89/0.9425 and
$10.24/0.9425, respectively)	$ 24.29	$ 10.86

The Santa Barbara Group of Mutual Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)		March 31, 2005

	Bender	Montecito
	Growth Fund	Fund
Class Y Shares (Note 1):
Net Assets (Unlimited shares of $0.001 par beneficial
interest authorized; 492,180 shares outstanding)	$ 12,009,252

Net Asset Value, Offering and Redemption Price Per
Class Y Shares ($12,009,252/492,180 shares)	$ 24.40

Class C Shares (Note 1):
Net Assets (Unlimited shares of $0.001 par beneficial
interest authorized; 635,887 shares outstanding)	$ 14,293,673

Net Asset Value and Offering Price Per Class C Share
($14,293,673/635,887 shares)	$ 22.48

Redemption Price Per Share ($22.48 X 0.99)*	$ 22.26

Composition of Net Assets:
At March 31, 2005, Net Assets consisted of:
Paid-in-Capital	$ 45,939,283	$ 173,358
Accumulated Net Undistributed Investment Income	-	698
Accumulated Net Realized Losses From
Security Transactions	(22,330,718)	(9,011)
Net Unrealized Appreciation on Investments	6,467,684	13,334
Net Assets	$ 30,076,249	$ 178,379
________________
* For redemptions of Class C shares occurring within one year of purchase.

The Santa Barbara Group of Mutual Funds
STATEMENTS OF OPERATIONS		For the Year Ended March 31, 2005

	Bender	Montecito
	Growth Fund	Fund
Investment Income:
Interest Income	$ 152	$ 52
Dividend Income	62,609	2,799
Total Investment Income	62,761	2,851

Expenses (Notes 3 and 5):
Investment Advisory Fees	178,495	543
Service Fees-Class A	49,287	1,158
Service Fees-Class Y	193,757	-
Service Fees-Class C	239,645	-
Distribution Fees-Class A	11,202	452
Distribution Fees-Class Y	38,922	-
Distribution Fees-Class C	156,495	-
Total Expenses	867,803	2,153
Net Investment Income (Loss)	(805,042)	698

Net Realized and Unrealized Gain (Loss)
on Investments (Note 4):
Net Realized Losses From Security Transactions	(3,160,562)	(4,499)
Net Change in Net Unrealized Appreciation on Investments	2,632,635	5,189
Net Realized and Unrealized Gain (Loss) on Investments	(527,927)	690

Net Increase (Decrease) in Net Assets
Resulting From Operations	$ (1,332,969)	$ 1,388

The Santa Barbara Group of Mutual Funds
Bender Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2005	March 31, 2004

Operations:
Net Investment Loss	$ (805,042)	$ (884,821)
Net Realized Loss From Security Transactions	(3,160,562)	(21,417)
Net Change in Unrealized Appreciation
on Investments	2,632,635	15,550,686
Net Increase (Decrease) in Net Assets
Resulting From Operations	(1,332,969)	14,644,448

Capital Share Transactions:
Class A:
Proceeds from Shares Issued
(5,733 and 92,151 shares, respectively)	127,739	1,857,716

Cost of Shares Redeemed
(59,279 and 116,605 shares, respectively)	(1,352,039)	(2,434,721)
Total Class A Transactions	(1,224,300)	(577,005)

Class Y:
Proceeds from Shares Issued
(46,465 and 961,797 shares, respectively)	1,123,828	20,291,528

Cost of Shares Redeemed
(304,359 and 941,658 shares, respectively)	(7,234,916)	(20,196,337)
Total Class Y Transactions	(6,111,088)	95,191

Class C:
Proceeds from Shares Issued
(13,616 and 76,602 shares, respectively)	306,171	1,544,920

Cost of Shares Redeemed
(120,256 and 114,113 shares, respectively)	(2,669,543)	(2,345,828)
Total Class C Transactions	(2,363,372)	(800,908)

Net Decrease in Net Assets From
Capital Share Transactions	(9,698,760)	(1,282,722)
The Santa Barbara Group of Mutual Funds
Bender Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	March 31, 2005	March 31, 2004

Total Increase (Decrease) in Net Assets	$ (11,031,729)	$ 13,361,726

Net Assets:
Beginning of Year	41,107,978	27,746,252
End of Year*	$ 30,076,249	$ 41,107,978

*Includes accumulated undistributed
net investment income of:	$ -	$ -

The Santa Barbara Group of Mutual Funds
Montecito Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2005	March 31, 2004

Operations:
Net Investment Income	$ 698	$ 100
Net Realized Loss From Security Transactions	(4,499)	(4,341)
Net Change in Unrealized Appreciation
on Investments	5,189	55,154
Net Increase in Net Assets
Resulting From Operations	1,388	50,913

Distributions to Shareholders From:
Net Investment Income ($0.00 and $0.05

per share, respectively)	-	(1,063)

Capital Share Transactions:
Proceeds from Shares Issued
(0 and 1,107 shares, respectively)	-	10,000
Reinvestment of Dividends
(0 and 98 shares, respectively)	-	963
Cost of Shares Redeemed
(1,762 and 3,956 shares, respectively)	(15,033)	(37,490)

Net Decrease in Net Assets From
Capital Share Transactions	(15,033)	(26,527)

Total Increase (Decrease) in Net Assets	(13,645)	23,323

Net Assets:
Beginning of Year	192,024	168,701
End of Year*	$ 178,379	$ 192,024

*Includes accumulated undistributed
net investment income of:	$ 698	$ -

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented. (a)

	Bender Growth Fund - Class A Shares

	For the Year Ended March 31,

	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Year	$ 23.40	$ 15.36	$ 22.13	$ 22.16	$ 41.32
Income (Loss) From Operations:
Net investment loss	(0.38)	(0.36)	(0.29)	(0.41)	(0.53)
Net gain (loss) from securities
(both realized and unrealized)	(0.13)	8.40	(6.48)	0.38	(18.63)
Total from operations	(0.51)	8.04	(6.77)	(0.03)	(19.16)

Distributions to shareholders from
net realized capital gains	-	-	-	-	-

Net Asset Value, End of Year	$ 22.89	$ 23.40	$ 15.36	$ 22.13	$ 22.16

Total Return (b)	(2.18)%	52.34%	(30.59)%	(0.14)%	(46.37)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 3,773	$ 5,110	$ 3,729	$ 6,991	$ 8,317
Ratio of expenses to average net assets	1.85%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment loss
to average net assets	(1.68)%	(1.73)%	(1.75)%	(1.76)%	(1.53)%
Portfolio turnover rate	13.44%	12.68%	19.36%	22.92%	0.82%

__________
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not assume the effects of any sales charges.

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented. (a)

	Bender Growth Fund - Class Y Shares

	For the Year Ended March 31,

	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Year	$ 24.98	$ 16.41	$ 23.69	$ 23.80	$ 44.59
Income (Loss) From Operations:
Net investment loss	(0.44)	(0.42)	(0.33)	(0.46)	(0.60)
Net gain (loss) from securities
(both realized and unrealized)	(0.14)	8.99	(6.95)	0.35	(20.19)
Total from operations	(0.58)	8.57	(7.28)	(0.11)	(20.79)

Distributions to shareholders from
net realized capital gains	-	-	-	-	-

Net Asset Value, End of Year	$ 24.40	$ 24.98	$ 16.41	$ 23.69	$ 23.80

Total Return (b)	(2.32)%	52.22%	(30.73)%	(0.46)%	(46.62)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 12,009	$ 18,735	$ 11,977	$ 23,387	$ 28,832
Ratio of expenses to average net assets:	1.99%	1.97%	2.00%	1.93%	1.92%
Ratio of net investment loss
to average net assets	(1.82)%	(1.85)%	(1.90)%	(1.84)%	(1.60)%
Portfolio turnover rate	13.44%	12.68%	19.36%	22.92%	0.82%

__________
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not assume the effects of any sales charges.

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented. (a)

	Bender Growth Fund - Class C Shares

	For the Year Ended March 31,

	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Year	$ 23.25	$ 15.44	$ 22.54	$ 22.87	$ 43.21
Income (Loss) From Operations:
Net investment loss	(0.64)	(0.61)	(0.50)	(0.67)	(0.93)
Net gain (loss) from securities
(both realized and unrealized)	(0.13)	8.42	(6.60)	0.34	(19.41)
Total from operations	(0.77)	7.81	(7.10)	(0.33)	(20.34)

Distributions to shareholders from
net realized capital gains	-	-	-	-	-

Net Asset Value, End of Year	$ 22.48	$ 23.25	$ 15.44	$ 22.54	$ 22.87

Total Return (b)	(3.31)%	50.58%	(31.50)%	(1.44)%	(47.07)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 14,294	$ 17,263	$ 12,040	$ 21,416	$ 22,159
Ratio of expenses to average net assets	3.03%	3.02%	3.07%	2.89%	2.80%
Ratio of net investment loss
to average net assets	(2.86)%	(2.90)%	(2.97)%	(2.80)%	(2.48)%
Portfolio turnover rate	13.44%	12.68%	19.36%	22.92%	0.82%

__________
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not assume the effects of any sales charges.

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented. (a)

	Montecito Fund

	Year Ended	Year Ended	Period Ended
	March 31,	March 31,	March 31,

	2005	2004	2003**

Net Asset Value, Beginning of Period	$ 10.01	$ 7.69	$ 10.00
Income (Loss) From Operations:
Net investment income	0.04	-	0.11
Net gain (loss) from securities
(both realized and unrealized)	0.19	2.37	(2.34)
Total from operations	0.23	2.37	(2.23)

Distributions to shareholders from
net investment income	-	(0.05)	(0.08)

Net Asset Value, End of Period	$ 10.24	$ 10.01	$ 7.69

Total Return (b)	2.30%	30.83%	(22.35)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 178	$ 192	$ 169
Ratio of expenses to average net assets	1.19%	1.19%	1.19%
Ratio of net investment income (loss)
to average net assets	0.39%	0.05%	1.29%
Portfolio turnover rate	120.02%	290.23%	0.28%

__________
** For the period April 15, 2002 (commencement of operations) through March 31, 2003.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not assume the effects of any sales charges. Total returns for periods less than one year are not annualized.
(c) Annualized.

NOTES TO FINANCIAL STATEMENTS                                                                                                                                                                                                                            March 31, 2005

1.            ORGANIZATION

The Santa Barbara Group of Mutual Funds, Inc. (the “Company”), was organized as a Maryland corporation under Articles of Incorporation dated December 30, 1992.  The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company with two diversified funds: the Bender Growth Fund (the “Bender Fund”) and the Montecito Fund (collectively the “Funds”).   The Bender Fund offers three classes of shares, Class A, Class Y and Class C.  Class A shares commenced operations on October 1, 1998; Class C and Class Y Shares commenced operations on December 10, 1996.  Class A shares are sold with a front-end sales charge.   Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.   Class Y shares are offered continuously at net asset value.   The Montecito Fund commenced operations on April 15, 2002 and offers a single class of shares sold with a front-end sales charge.   The investment objective of each Fund is long-term growth of capital.

2.            SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Security Valuation – Investment securities which are listed on a national securities exchange or on the NASDAQ National Market System for which market quotations are available are valued by an independent pricing service as of the close of business on the date of valuation.  The pricing service generally uses the last reported sale price for exchange traded securities, and the NASDAQ official closing price (NOCP) for NASDAQ traded securities.  Securities traded on a national securities exchange or on the NASDAQ National Market System for which there were not sales on the date of valuation are valued at the most recent bid price.

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund's adviser or sub-adviser ("Fair Value" Pricing), subject to review by the Board of Directors.  Some of the general factors that the adviser or sub-adviser should consider in determining a valuation method for an individual issue of securities for which no market quotations are readily available include, but shall not be limited to:  the fundamental analytical data relating to the investment; the nature and duration of restrictions (if any) on disposition of the securities; and evaluation of the forces that influence the market in which these securities are purchased or sold. There were no securities which were Fair Valued during the year ended March 31, 2005.

Short-term investments that mature in 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value.

Security Transactions and Investment Income – Security transactions are accounted for on the trade date of the security purchase or sale.  In determining the net realized gain or loss from the sales of securities, the cost of securities sold is determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis.  Purchase discounts and premiums on

NOTES TO FINANCIAL STATEMENTS (Continued)                                                                                                                                                                                                           March 31, 2005

securities held by a Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

Federal Income Taxes – The Funds have complied and will continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

Expenses – Common expenses, income and gains and losses are allocated daily among share classes of the applicable Fund based on the relative proportion of net assets represented by each class. Class specific expenses are charged directly to the responsible class of shares of the applicable Fund.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  Any net realized capital gains on sales of securities are distributed annually.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles.  To the extent these book/tax differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

Net Asset Value Per Share – The net asset value per share of each Fund is calculated each business day by dividing the total value of each Fund’s assets, less liabilities, by the number of shares outstanding.  A sales charge may apply when purchasing Bender Fund’s Class A shares or Montecito Fund’s shares.  Bender Fund’s Class C shares redeemed within one year of purchase may be subject to a contingent deferred sales charge equal to one-percent.

Use of Estimates in the Preparation of Financial Statements – The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America.  The preparation of financial statements in conformity with these generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.            ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to the investment advisory agreements, investment advisory services are provided to the Company by SBG Capital Management, Inc. (the “Advisor”). Under the terms of the investment advisory agreements, the Advisor receives monthly fees calculated at the annual rates of 0.50% of the average daily net assets of the Bender Fund and the Advisor receives monthly fees calculated at the annual rates of 0.30% of the first $100 million and 0.25% of the average daily net assets over $100 million of the Montecito Fund.   For the year ended March 31, 2005, the Advisor received advisory fees of $178,495 and $543 from Bender Fund and Montecito Fund, respectively.

NOTES TO FINANCIAL STATEMENTS (Continued)                                                                                                                                                                                                          March 31, 2005

The Company and the Advisor have entered into a distribution agreement with Capital Research Brokerage Services, LLC, an affiliate of the Advisor, to serve as national distributor (the “Distributor”). The Distributor selects brokers and other financial professionals to sell shares of the Funds and coordinate their marketing efforts. For the distribution and distribution support services provided by the Distributor pursuant to the terms of the agreement, the Advisor pays the distributor, on the last day of each month, an annual fee of $8,400, such fee to be paid in equal monthly installments of $700.  For the year ended March 31, 2005, the Distributor received approximately $423 in commissions from the sale of fund shares.

The Advisor has entered into a Sub-Advisory Agreement with Robert Bender & Associates (“RBA”) on behalf of the Bender Fund.  Under the terms of the Sub-Advisory Agreement, RBA receives a monthly fee from the Advisor calculated at an annual rate of 0.40% of the average daily net assets of the Bender Fund.  No monthly fees are paid to RBA for the first $10 million in average daily net assets. The Advisor is responsible for the supervision and payment of fees to RBA in connection with its services.

Under the terms of an Operating Service Agreement, the Advisor will provide day-to-day operational services to the Bender Fund. The Operational Services Agreement provides that the Advisor pays all fees and expenses associated with the Bender Fund. Under the terms of the agreement, the Bender Fund will pay to the Advisor a monthly fee calculated at the following annual rates:

Class A	1.10% of average daily net assets
Class Y	2.00% of first $2.5 million; 1.10% in excess of $2.5 million of average daily net assets
Class C	2.00% of first $7.5 million; 1.10% in excess of $7.5 million of average daily net assets

For the year ended March 31, 2005, the Advisor received service fees of $482,689 from the Bender Fund.

Under the terms of an Operating Service Agreement, the Advisor will provide day-to-day operational services to the Montecito Fund. The Operational Services Agreement provides that the Advisor pays all fees and expenses associated with the Montecito Fund. Under the terms of the agreement, the Montecito Fund will pay to the Advisor a monthly fee calculated at the annual rate of 0.64% of average daily net assets.   For the year ended March 31, 2005, the Advisor received service fees of $1,158 from the Montecito Fund.

Gemini Fund Services, LLC (“GFS”) serves as administrator and provides accounting services to the Funds pursuant to an administration agreement.  Under terms of such agreement, GFS is paid an annual fee which is computed daily and payable monthly, based on a percentage of average daily net assets, subject to certain minimums.  The Funds and GFS are also parties to a servicing agreement, under which GFS provides transfer agency and dividend disbursing services for the Funds.  Pursuant to the terms of the Operating Service Agreement, the Advisor pays all service fees to GFS.

The Company and The Bank of New York (the “Custodian”) are parties to a custodial agreement under which the Custodian holds cash, securities and other assets of the Funds as required by the Act.  The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

NOTES TO FINANCIAL STATEMENTS (Continued)                                                                                                                                                                                                            March 31, 2005

John P. Odell and Steven W. Arnold are officers and directors of the Advisor, the Distributor and the Company.  They are also the co-owners of RBA Client Services, LLC, a firm that provides marketing services to RBA.  RBA pays RBA Client Services, LLC an ongoing asset-based fee for all advisory client relationships established as a result of the marketing efforts of RBA Client Services, LLC.

4.            INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the year ended March 31, 2005 were as follows:

	Purchases	Sales
Bender Fund……………………………………………………..	$4,778,243	$15,991,252
Montecito Fund…………………………….……………………	207,146	237,978

As of March 31, 2005, net unrealized appreciation and depreciation on investment securities for book and federal income tax purposes were as follows:

	Appreciation	Depreciation	Net Unrealized Appreciation
Bender Fund……………….…....	$11,161,210	$(4,693,526)	$6,467,684
Montecito Fund…………………	15,712	(2,378)	13,334

5.            DISTRIBUTION PLANS

As noted in the Funds’ Prospectus, each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Act.  The Bender Fund plan provides that the Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% of the average net assets for the Class A, Class Y and Class C shares to persons or institutions for performing certain servicing functions for Fund shareholders.  With respect to Class C shares, the distribution plan allows the use of Fund assets allocable to those shares to be used to pay additional Rule 12b-1 fees of up to 0.75% of said assets to cover fees paid to broker-dealers for sales and promotional services.  The Montecito Fund distribution plan provides that the Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% of the average net assets for the Fund.   For the year ended March 31, 2005, distribution fees of $11,202, $38,922 and $156,495 were paid for Bender Fund Class A, Class Y and Class C shares, respectively and $452 was paid for the Montecito Fund shares.

6.            CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the Act. As of March 31, 2005, Charles Schwab & Co., Inc. held 35% of the voting securities of Bender Fund Class Y shares for the benefit of others and John Odell held 29% of the voting securities of the Montecito Fund.

NOTES TO FINANCIAL STATEMENTS (Continued)                                                                                                                                                                                                          March 31, 2005

7.            TAX INFORMATION

In accordance with industry practice, the Bender Fund has recorded a reclassification in the capital accounts. As of March 31, 2005, the Bender Fund recorded permanent book/tax differences of $805,042,  from undistributed net investment loss to paid-in-capital.  This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income on a tax basis which is considered to be more informative to shareholders.

During the fiscal years ended March 31, 2005 and March 31, 2004, the Montecito Fund paid dividend distributions of $0 and $1,063, respectively, which were characterized as ordinary income distributions for tax purposes.  The Bender Fund made no dividend distributions during the same time periods.

As of March 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Ordinary Income	Long Term Losses	Unrealized Appreciation
Bender Fund……………………………..	$0	$(22,330,718)	$6,467,684
Montecito Fund…………………..………	698	(9,011)	13,334

As of March 31, 2005, the Bender Fund and Montecito Fund had, for Federal income tax purposes, capital losses which may be carried over to offset future capital gains.  To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The Bender Fund and Montecito Fund had Federal income tax capital loss carryforwards of $22,330,718 and $9,011, respectively, expiring on March 31 of the years indicated below:

	2009	2010	2011	2012	2013
Bender Fund	$60,275	$14,127,445	$1,784,760	$3,197,676	$3,160,562
Montecito Fund	-	-	17	4,495	4,499

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and

Board of Directors

Santa Barbara Group of Mutual Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Bender Growth Fund and the Montecito Fund (two of the portfolios constituting the Santa Barbara Group of Mutual Funds, Inc. (“the Fund”)) as of March 31, 2005, the related statements of operations for the year then ended and statement of changes in net assets, and the financial highlights for each of the two years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The financial highlights for the periods indicated prior to March 31, 2004 were audited by McCurdy & Associates CPA’s, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd.  McCurdy & Associates CPA’s, Inc. expressed unqualified opinions on those statements and highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2005 by correspondence with the Fund’s custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Santa Barbara Group of Mutual Funds, Inc. as of March 31, 2005, the results of its operations for the year then ended, changes in its net assets and the financial highlights for each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.

Westlake, Ohio

May 16, 2005

THE DIRECTORS AND OFFICERS (Unaudited)

The following table provides information about each Director who is an “interested” person of the Santa Barbara Group of Mutual Funds, Inc., as defined by the Investment Company Act of 1940.  Unless otherwise noted, the address of each Director is 107 South Fair Oaks Avenue, Suite 315, Pasadena, CA 91105.

Name, Address and Age	Title	Principal Occupation(s) During Past 5 Years And Current Directorships
Steven W. Arnold[1] Born: 1955	Director and Co-Chairman of the Board since 1996, Treasurer and Co-President of the Funds since 1996

Co-President of SBG Capital Management Group, Inc.; Principal of Capital Research Brokerage Services and Odell Investment Group LLC; and co-owner of Capital Research and Consulting LLC and RBA Client Services, LLC.

John P. Odell[1] Born: 1966	Director and Co-Chairman of the Board since 1998, Co-President of the Funds since 1998

Co-President of SBG Capital Management Group, Inc.; Principal of Capital Research Brokerage Services and Odell Investment Group LLC; and co-owner of Capital Research and Consulting LLC and RBA Client Services, LLC.

Robert L. Bender[1] Born: 1937	Director since 1996	President of Robert L. Bender & Associates, Inc. since 197 2 ..

THE DIRECTORS AND OFFICERS (Unaudited) (Continued)

The following table provides information about each Director who is not an “interested” person of the Santa Barbara Group of Mutual Funds, Inc., as defined by the Investment Company Act of 1940.   As of March 31, 2005, each Director was responsible for the oversight of the Bender Growth Fund and Montecito Fund.   Unless otherwise noted, the address of each Director is 107 South Fair Oaks Avenue, Suite 315, Pasadena, CA 91105.

Name, Address and Age	Title	Principal Occupation(s) During Past 5 Years And Current Directorships
Harvey A. Marsh Born: 1938	Director since 1998	Certified Public Accountant; self-employed Financial Consultant (1996-1998; 2001-present); Chief Financial Officer for Golden Systems, Inc. (1998-2001).
Wayne F. Turkheimer Born: 1952	Director since 1998	Attorney in solo practice since 1986 specializing in general business, probate and estate law.
Glory I. Burns Born: 1952	Director since 1998	Professor at Colorado State University since 1991 ; Director of First Main Street Bank (1997-Present).
Lawrence C. Signey Born: 1961	Director since 2000	Pastor at St. Robert Bellarmine Catholic Church since 2002; Associate Pastor at St. Bede the Venerable (1993-2002).

The following table provides information about each officer who is not a Director of the Santa Barbara Group of Mutual Funds, Inc.

Name, Address and Age	Title	Principal Officer who is not a Director, Occupation(s) During Past 5 Years
Colleen T. McCoy 107 South Fair Oaks Ave. Suite 315 Pasadena, CA 91105 Born: 1954	Chief Compliance Officer since September 2004

Founder and consultant of Canterbury Group LLC (mutual fund consulting) since 2001; Chief Compliance Officer for a number of other mutual fund groups since 2004; Vice President & Business Mgr. (Global Funds Administration) with JP Morgan Chase (1988-2001).

The Company’s Statement of Additional Information includes additional information about the Directors of the Company and is available, without charge, upon request by calling (800) 723-8637.

ADDITIONAL INFORMATION (Unaudited)

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-723-8637 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Company’s Form N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-800-723-8637.

  INVESTMENT ADVISOR

  SBG Capital Management, Inc.

  107 South Fair Oaks Boulevard, Suite 315

  Pasadena, CA 91105

  SUB-ADVISOR

  Robert Bender & Associates, Inc.

  245 South Los Robles, Suite 620

  Pasadena, CA 90272

  ADMINISTRATOR

  Gemini Fund Services, LLC

  150 Motor Parkway, Suite 205

  Hauppauge, NY 11788

  TRANSFER AGENT &

  DIVIDEND DISBURSING AGENT

  Gemini Fund Services, LLC

  4020 South 147th Street, Suite 2

  Omaha, NE 68137

  CUSTODIAN

  The Bank of New York

  1 Wall Street, 25th Floor

  New York, NY 10286

  PRINCIPAL UNDERWRITER
  Capital Research Brokerage Services, LLC

  107 South Fair Oaks Boulevard, Suite 315

  Pasadena, CA 91105

  INDEPENDENT AUDITORS

  Cohen McCurdy, Ltd.

  Westlake, OH 44145

  For more complete information about The Bender Growth Fund and The Montecito Fund, including charges and expenses, please call (626) 844-1440 or (800) 723-8637 or write to Capital Research Brokerage Services, LLC and request a free prospectus. Read the prospectus carefully before you invest or send money. For more information about the Funds’ Board of Directors, please call or write to request the Funds’ Statement of Additional Information.

SANTA BARBARA GROUP OF MUTUAL FUNDS THE BENDER GROWTH FUND THE MONTECITO FUND ANNUAL REPORT MARCH 31, 2005

Item 2. Code of Ethics.

(a)         As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)         For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)         Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)         Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)         Compliance with applicable governmental laws, rules, and regulations;

(4)         The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)         Accountability for adherence to the code.

(c)         Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)         Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)         The registrant’s board of directors determined, at a meeting held on February 26, 2004, that the registrant does not have an audit committee financial expert.  It was the consensus of the board that, although no one individual Audit Committee member meets the technical definition of an audit committee financial expert, the Committee has sufficient expertise collectively among its members to effectively discharge its duties and that the Committee will engage additional expertise if needed.

Item 4. Principal Accountant Fees and Services.

(a)         Audit Fees

              FY 2005                         $ 19,625

              FY 2004                         $ 17,600

(b)         Audit-Related Fees

              FY 2005                         $        0

              FY 2004                         $ 1,000

Nature of the fees:          Issue consent for N-1A annual update and review of semi-annual report

(c)         Tax Fees

              FY 2005                         $ 1,750

              FY 2004                         $ 1,350

              Nature of the fees:         Preparation of federal and state tax returns and review of annual dividend calculations.

(d)         All Other Fees

                                                     Registrant          Adviser

              FY 2005                         $ 0                     $ 0

              FY 2004                         $ 0                     $ 0

              Nature of the fees:

(e)         (1)         Audit Committee’s Pre-Approval Policies

                            Beginning with non-audit service contracts entered into on or after May 28, 2003, the registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the audit committee.

(2)         Percentages of 2005 Services Approved by the Audit Committee

                                                                  Registrant          Adviser

Audit-Related Fees:        N/A  %              N/A  %

Tax Fees:                        N/A %               N/A  %

All Other Fees:               N/A %               N/A  %

(f)          During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)         The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                                                     Registrant                                                 Adviser

              FY 2005                         $ 1,750                                                     $ None

              FY 2004                         $ 2,350                                                     $ None

(h)         Not applicable.  All non-audit services to the registrant were pre-approved by the Audit Committee for FY 2005.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds and Affiliated Purchasers.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)         Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR,  the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)    Code of Ethics filed herewith.

(a)(2)    Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)    Not applicable.

(b)         Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Santa Barbara Group of Mutual Funds, Inc.

By (Signature and Title)

*/s/ John P. Odell, Co-Chairman & Co-President

Date      5/31/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ John P. Odell, Co-Chairman & Co-President

Date      5/31/05

By (Signature and Title)

*/s/ Steven W. Arnold, Co-Chairman, Co-President & Treasurer

Date      5/31/05